Income and expenses (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of income and expenses [abstract]
Disclosure of revenue from contracts with customers [text block]

	For the year ended December 31, 2019
in 000€	Materialise Software	Materialise Medical	Materialise Manufacturing	Total segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	11,188	29,100	15,947	56,235	−	56,235
Americas other than USA	487	2,071	837	3,395	−	3,395
Europe (without Belgium) & Africa	18,767	21,356	69,744	109,867	−	109,867
Belgium	183	2,101	5,572	7,856	61	7,917
Asia Pacific	11,029	6,180	2,056	19,265		19,265
Total revenue from contracts with customers	41,654	60,808	94,156	196,618	61	196,679
Type of goods or service
Software revenue (non-medical)	41,654	−	−	41,654	−	41,654
Software revenue (medical)	−	19,407	−	19,407	−	19,407
Medical devices and services	−	41,401	−	41,401	−	41,401
Manufacturing	−	−	94,156	94,156	−	94,156
Other	−	−	−	−	61	61
Total revenue from contracts with customers	41,654	60,808	94,156	196,618	61	196,679
Timing of revenue recognition
Goods/Services transferred at a point in time	21,190	45,730	88,988	155,908	61	155,969
Goods/Services transferred over time	20,464	15,078	5,168	40,710	−	40,710
Total revenue from contracts with customers	41,654	60,808	94,156	196,618	61	196,679

	For the year ended December 31, 2020
in 000€	Materialise Software	Materialise Medical	Materialise Manufacturing	Total segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	11,939	28,173	7,153	47,265	−	47,265
Americas other than USA	533	4,504	260	5,297	−	5,297
Europe (without Belgium) & Africa	15,702	20,781	56,840	93,323	−	93,323
Belgium	112	2,335	4,570	7,017	31	7,048
Asia Pacific	10,768	5,936	812	17,516	−	17,516
Total revenue from contracts with customers	39,054	61,729	69,635	170,418	31	170,449
Type of goods or service
Software revenue (non-medical)	39,054	−	−	39,054	−	39,054
Software revenue (medical)	−	19,808	−	19,808	−	19,808
Medical devices and services	−	41,921	−	41,921	−	41,921
Manufacturing	−	−	69,635	69,635	−	69,635
Other	−	−	−	−	31	31
Total revenue from contracts with customers	39,054	61,729	69,635	170,418	31	170,449
Timing of revenue recognition
Goods/Services transferred at a point in time	15,536	46,286	66,824	128,646	31	128,677
Goods/Services transferred over time	23,518	15,443	2,811	41,772	−	41,772
Total revenue from contracts with customers	39,054	61,729	69,635	170,418	31	170,449

Disclosure of revenue by category [text block]
	For the year ended December 31
in 000€	2020	2019	2018
Software revenue (non-medical)	39,054	41,654	37,374
Software revenue (medical)	19,808	19,407	17,045
Medical devices and services	41,921	41,401	35,207
Manufacturing	69,635	94,156	94,956
Other	31	61	139
Total	170,449	196,679	184,721

Disclosure of contract balances [text block]
	As of December 31,
in 000€	2020	2019
Trade receivables, included in 'trade and other receivables'	32,345	42,509
Contract assets / contracts in progress	749	495
Contract liabilities / deferred income	34,797	32,314

Disclosure of Cost of sales [text block]
	For the year ended December 31
in 000€	2020	2019*	2018
Purchase of goods and services	(31,725)	(37,870)	(39,114)
Amortization and depreciation	(11,788)	(10,917)	(9,910)
Payroll expenses	(32,438)	(37,715)	(33,036)
Other expenses	(495)	(550)	(239)
Total	(76,446)	(87,052)	(82,299)

Disclosure of Research and Development Expense [text block]

	For the year ended December 31
in 000€	2020	2019	2018
Purchase of goods and services	(2,788)	(2,583)	(3,590)
Amortization and depreciation	(1,746)	(1,483)	(830)
Payroll expenses	(20,368)	(19,219)	(17,935)
Other	(2,202)	(63)	(61)
Total	(27,104)	(23,348)	(22,416)

Disclosure of Sales and marketing expenses [text block]
	For the year ended December 31
in 000€	2020	2019	2018
Purchase of goods and services	(5,960)	(9,228)	(9,775)
Amortization and depreciation	(1,946)	(1,346)	(725)
Payroll expenses	(36,521)	(42,055)	(35,585)
Other	(209)	(360)	(218)
Total	(44,636)	(52,989)	(46,303)

Disclosure of General and Administrative Expenses [text block]

	For the year ended December 31
in 000€	2020	2019	2018
Purchase of goods and services	(8,933)	(9,856)	(9,892)
Amortization and depreciation	(2,437)	(3,630)	(3,828)
Payroll expenses	(18,104)	(18,078)	(18,442)
Other	137	(222)	(148)
Total	(29,337)	(31,786)	(32,310)

Disclosure of net other operating incomes expenses [text block]
	For the year ended December 31
in 000€	2020	2019*	2018
Government grants	4,473	5,263	4,658
Amortization intangibles purchase price allocation	(1,857)	(2,013)	(1,994)
Allowance for doubtful debtors	(244)	210	(1,065)
Capitalized expenses (asset construction)	316	166	16
Net foreign currency exchange gains / (losses)	−	−	246
Tax Credits	1,198	665	706
Fair value adjustment Cenat liability	−	−	192
Personnel related income	−	37	168
Fair value adjustment RS Print	770	−	−
Impairment Engimplan	(2,516)	−	−
Other	296	1,104	844
Total	2,436	5,432	3,771

Disclosure of Payroll Expenses [text block]

	For the year ended December 31
in 000€	2020	2019	2018
Short-term employee benefits	(82,135)	(87,775)	(76,023)
Social security expenses	(15,691)	(15,647)	(14,139)
Expenses defined contribution plans	(1,150)	(1,033)	(936)
Other employee expenses	(8,455)	(12,612)	(13,900)
Total	(107,431)	(117,067)	(104,998)
Total registered employees at the end of the period	2,162	2,177	2,009

Disclosure of financial expenses [text block]
	For the year ended December 31
in 000€	2020	2019	2018
Interest expense	(2,299)	(2,146)	(1,747)
Foreign currency losses	(2,999)	(832)	(2,748)
Other financial expenses	(697)	(704)	(369)
Total	(5,995)	(3,682)	(4,864)

Disclosure of financial income [text block]
	For the year ended December 31
in 000€	2020	2019	2018
Foreign currency exchange gains	1,668	955	3,047
Other finance income	784	422	580
Total	2,452	1,377	3,627